CONSOLIDATED STATEMENTS OF EARNINGS (LOSS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES [Abstract]
Universal life and investment-type product policy fee income	$ 3,334	$ 3,312	$ 3,067
Premiums earned	514	533	530
Net investment income (loss): [Abstract]
Investment income (loss) from derivative instruments	(978)	2,374	(284)
Other Investment Income (Loss)	2,316	2,128	2,260
Net Investment Income (Loss)	1,338	4,502	1,976
Investment gains (losses), net: [Abstract]
Total other-than-temporary impairment losses	(96)	(36)	(300)
Portion of loss recognized in other comprehensive income (loss)	2	4	18
Net impairment losses recognized	(94)	(32)	(282)
Other investment gains (losses), net	(3)	(15)	98
Gain Loss On Investments	(97)	(47)	(184)
Commissions, fees and other income	3,574	3,631	3,702
Increase (decrease) in the fair value of the reinsurance contract asset	497	5,941	2,350
Total revenues	9,160	17,872	11,441
BENEFITS AND OTHER DEDUCTIONS [Abstract]
Policyholders' benefits	2,989	4,360	3,082
Interest credited to policyholders' account balances	1,166	999	950
Compensation and benefits	1,672	2,263	1,953
Commissions	1,248	1,195	1,044
Distribution related payments	367	303	287
Amortization of deferred sales commissions	40	38	47
Interest expense	108	106	106
Amortization of deferred policy acquisition costs	576	3,620	(326)
Capitalization of deferred policy acquisition costs	(718)	(759)	(655)
Rent expense	201	240	244
Amortization of other intangible assets	24	24	23
Other operating costs and expenses	1,429	1,359	1,438
Total benefits and other deductions	9,102	13,748	8,193
Earnings (loss) from continuing operations, before income taxes	58	4,124	3,248
Income tax (expense) benefit	158	(1,298)	(789)
Net earnings (loss)	216	2,826	2,459
Less: net (earnings) loss attributable to the noncontrolling interest	(121)	101	(235)
Net Earnings (Loss) Attributable to AXA Equitable	$ 95	$ 2,927	$ 2,224